Lease liabilities (Tables)	9 Months Ended
May 31, 2026
Lease Liabilities
Schedule of carrying amounts of lease liabilities

	May 31, 2026	August 31, 2025
Opening Balance	$2,807	$1,343
Additions	720	2,344
Accretion of lease liabilities (Note 24)	265	351
Lease payments	(1,250)	(1,229)
Foreign exchange gain	-	(2)
Closing balance	$2,538	2,807
Less long-term portion	(1,046)	(1,606)
Total lease liabilities	1,492	1,201

Schedule of statement of income and comprehensive income

	Three months ended May 31,		Nine months ended May 31,
	2026	2025	2026	2025
Depreciation expense for right-of-use assets (Note 7)	$243	$228	$727	$614
Accretion of lease liabilities (Note 24)	83	98	265	256
Total amount	$326	$326	$992	$870

Schedule of lease commitments

Amount
Not later than one month	$143
Later than one month and not later than three months	285
Later than three months and not later than one year	1,285
Later than one year and not later than five years	1,048
Total undiscounted lease commitments	$2,761